ORGANIZATION AND NATURE OF OPERATIONS (Details - Subsidiaries)	3 Months Ended
Mar. 31, 2025
Mobiquity Networks Inc [Member]
Name of subsidiary	Mobiquity Networks, Inc.
State of incorporation	New York
Advangelists LLC [Member]
Name of subsidiary	Advangelists, LLC
State of incorporation	Delaware